Condensed Consolidated Interim Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	1,590,000	1,579,000	1,692,000
Previously Reported [Member]
Common stock, shares issued		55,305,000
Preferred Stock Series A [Member]
Preferred Stock, shares issued	279,000	279,000	279,000
Preferred stock, shares outstanding	279,000	279,000	279,000
Preferred Stock Series C [Member]
Preferred Stock, shares issued		14,000	14,000
Preferred stock, shares outstanding		14,000	14,000